SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Geographical Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 21,763	$ 31,789	$ 3,401
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	18,030	28,504
EU and other international markets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 3,733	$ 3,285	$ 3,401